UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1193

Fidelity Magellan Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Magellan® Fund -
Magellan
Class K

December 31, 2011

1.811314.107

MAG-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 0.3%
Autoliv, Inc.	774,200	$ 41,412
Hotels, Restaurants & Leisure - 1.6%
Arcos Dorados Holdings, Inc.	1,000,000	20,530
Brinker International, Inc.	507,900	13,591
Chipotle Mexican Grill, Inc. (a)	100,800	34,044
Dunkin' Brands Group, Inc. (a)(d)	1,485,600	37,110
McDonald's Corp.	156,200	15,672
Starbucks Corp.	2,924,812	134,571
		255,518
Household Durables - 2.8%
D.R. Horton, Inc.	6,849,311	86,370
Leggett & Platt, Inc.	1,851,000	42,647
Lennar Corp. Class A (d)	4,420,885	86,870
Ryland Group, Inc.	1,148,260	18,097
Tempur-Pedic International, Inc. (a)	1,442,576	75,779
Toll Brothers, Inc. (a)	3,804,554	77,689
Tupperware Brands Corp.	691,200	38,686
		426,138
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	974,204	168,635
Groupon, Inc. Class A (a)(d)	2,100,800	43,340
Priceline.com, Inc. (a)	135,686	63,462
		275,437
Multiline Retail - 1.1%
Dollar General Corp. (a)	2,234,400	91,923
Dollar Tree, Inc. (a)	1,029,044	85,524
		177,447
Specialty Retail - 4.3%
AutoZone, Inc. (a)	156,100	50,728
Best Buy Co., Inc.	1,154,800	26,988
Guess?, Inc.	792,100	23,620
Limited Brands, Inc.	1,457,148	58,796
Lowe's Companies, Inc.	4,761,100	120,837
Mattress Firm Holding Corp. (d)	213,850	4,959
PetSmart, Inc.	938,700	48,146
Sally Beauty Holdings, Inc. (a)	435,100	9,194
TJX Companies, Inc.	4,229,900	273,040
Tractor Supply Co.	547,900	38,435
		654,743
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.3%
lululemon athletica, Inc. (a)	688,400	$ 32,121
Michael Kors Holdings Ltd.	96,400	2,627
Peak Sport Products Co. Ltd.	57,934,000	15,217
PVH Corp.	800,484	56,426
Ralph Lauren Corp.	640,900	88,495
		194,886
TOTAL CONSUMER DISCRETIONARY		2,025,581
CONSUMER STAPLES - 9.3%
Beverages - 1.2%
Anheuser-Busch InBev SA NV	531,360	32,434
Beam, Inc.	501,716	25,703
Dr Pepper Snapple Group, Inc.	1,675,800	66,161
Pernod Ricard SA	362,400	33,615
SABMiller PLC	923,000	32,492
		190,405
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	2,917,172	118,962
Drogasil SA	1,500,000	10,442
United Natural Foods, Inc. (a)	144,207	5,770
Wal-Mart de Mexico SA de CV Series V	11,656,500	31,934
Whole Foods Market, Inc.	807,713	56,201
		223,309
Food Products - 0.7%
Green Mountain Coffee Roasters, Inc. (a)(d)	1,790,100	80,286
Nestle SA	579,771	33,336
		113,622
Household Products - 5.1%
Colgate-Palmolive Co.	2,196,676	202,951
Kimberly-Clark Corp.	2,404,738	176,893
Procter & Gamble Co.	6,085,700	405,977
		785,821
Personal Products - 0.8%
Herbalife Ltd.	1,485,300	76,745
Nu Skin Enterprises, Inc. Class A	863,681	41,949
		118,694
TOTAL CONSUMER STAPLES		1,431,851
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 12.9%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	1,415,000	$ 68,826
Dresser-Rand Group, Inc. (a)	838,553	41,852
Ensco International Ltd. ADR	520,500	24,422
Halliburton Co.	1,099,900	37,958
Helix Energy Solutions Group, Inc. (a)	803,300	12,692
McDermott International, Inc. (a)	854,100	9,831
Schlumberger Ltd.	985,162	67,296
		262,877
Oil, Gas & Consumable Fuels - 11.2%
Alpha Natural Resources, Inc. (a)	1,068,770	21,835
Amyris, Inc. (a)	719,900	8,308
Anadarko Petroleum Corp.	1,293,000	98,695
Atlas Pipeline Partners, LP	221,500	8,229
Cabot Oil & Gas Corp.	1,658,509	125,881
Chesapeake Energy Corp.	1,026,300	22,876
Chevron Corp.	4,189,500	445,763
Exxon Mobil Corp.	5,514,524	467,411
Hess Corp.	1,787,700	101,541
HollyFrontier Corp.	1,667,200	39,012
Inergy Midstream LP	615,900	11,671
Marathon Oil Corp.	2,454,700	71,849
Marathon Petroleum Corp.	454,600	15,134
Occidental Petroleum Corp.	2,027,500	189,977
Royal Dutch Shell PLC Class A sponsored ADR	1,278,800	93,467
		1,721,649
TOTAL ENERGY		1,984,526
FINANCIALS - 12.4%
Capital Markets - 1.7%
Charles Schwab Corp.	5,047,368	56,833
Morgan Stanley	9,455,668	143,064
TD Ameritrade Holding Corp.	2,581,976	40,408
UBS AG (NY Shares) (a)	1,336,200	15,807
		256,112
Commercial Banks - 4.4%
Aozora Bank Ltd.	11,702,000	32,233
Barclays PLC	5,899,329	16,158
BNP Paribas SA	402,600	15,816
CIT Group, Inc. (a)	701,500	24,461
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp	8,454,159	$ 228,685
Wells Fargo & Co.	13,108,155	361,261
		678,614
Consumer Finance - 0.2%
SLM Corp.	2,563,000	34,344
Diversified Financial Services - 3.1%
Citigroup, Inc.	8,262,116	217,376
CME Group, Inc.	195,400	47,613
JPMorgan Chase & Co.	5,519,598	183,527
ORIX Corp.	297,980	24,624
		473,140
Insurance - 2.1%
Berkshire Hathaway, Inc. Class B (a)	3,416,866	260,707
MetLife, Inc.	1,986,621	61,943
		322,650
Real Estate Investment Trusts - 0.3%
CBL & Associates Properties, Inc.	2,610,563	40,986
Real Estate Management & Development - 0.6%
PT Lippo Karawaci Tbk	784,419,125	57,096
Rialto Real Estate Fund LP (f)(g)(h)	500,000	38,753
		95,849
TOTAL FINANCIALS		1,901,695
HEALTH CARE - 10.2%
Biotechnology - 3.2%
Acorda Therapeutics, Inc. (a)	750,000	17,880
Alexion Pharmaceuticals, Inc. (a)	692,760	49,532
Amgen, Inc.	2,603,366	167,162
ARIAD Pharmaceuticals, Inc. (a)	502,900	6,161
ArQule, Inc. (a)	2,096,822	11,826
Biogen Idec, Inc. (a)	1,020,704	112,328
BioMarin Pharmaceutical, Inc. (a)	1,876,839	64,526
Clinical Data, Inc. rights 4/4/18 (a)	988,714	0
Clovis Oncology, Inc.	56,800	800
Dynavax Technologies Corp. (a)	620,300	2,059
Synageva BioPharma Corp. (a)	36,900	983
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)	813,900	$ 17,987
Vertex Pharmaceuticals, Inc. (a)	1,099,300	36,508
		487,752
Health Care Equipment & Supplies - 2.2%
Alere, Inc. (a)	1,594,600	36,819
Baxter International, Inc.	2,057,100	101,785
Covidien PLC	2,416,500	108,767
Edwards Lifesciences Corp. (a)	667,100	47,164
HeartWare International, Inc. (a)	307,700	21,231
Integra LifeSciences Holdings Corp. (a)	439,600	13,553
MELA Sciences, Inc. (a)(d)	299,500	1,105
Volcano Corp. (a)	543,500	12,930
		343,354
Health Care Providers & Services - 2.1%
Aetna, Inc.	735,302	31,022
Brookdale Senior Living, Inc. (a)	2,160,044	37,563
Express Scripts, Inc. (a)	1,860,861	83,162
McKesson Corp.	832,700	64,876
Medco Health Solutions, Inc. (a)	711,700	39,784
WellPoint, Inc.	1,137,581	75,365
		331,772
Health Care Technology - 0.2%
Cerner Corp. (a)	413,284	25,314
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. (a)	673,700	30,296
Pharmaceuticals - 2.3%
Allergan, Inc.	19,300	1,693
Cardiome Pharma Corp. (a)	2,500,000	6,575
Elan Corp. PLC sponsored ADR (a)	5,000,000	68,700
Eli Lilly & Co.	2,359,179	98,047
GlaxoSmithKline PLC sponsored ADR	1,001,900	45,717
Sanofi-aventis sponsored ADR	2,292,204	83,757
Shire PLC sponsored ADR	447,200	46,464
XenoPort, Inc. (a)	254,100	968
		351,921
TOTAL HEALTH CARE		1,570,409
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 11.3%
Aerospace & Defense - 3.2%
BE Aerospace, Inc. (a)	976,800	$ 37,812
Precision Castparts Corp.	442,800	72,969
Raytheon Co.	1,916,634	92,727
Rockwell Collins, Inc.	826,871	45,784
Textron, Inc.	2,261,410	41,813
United Technologies Corp.	2,735,000	199,901
		491,006
Airlines - 0.2%
Copa Holdings SA Class A	247,700	14,533
Southwest Airlines Co.	1,865,200	15,966
		30,499
Building Products - 0.3%
Owens Corning (a)	1,550,252	44,523
Construction & Engineering - 0.7%
Fluor Corp.	1,050,478	52,787
Jacobs Engineering Group, Inc. (a)	192,100	7,795
KBR, Inc.	770,321	21,469
MYR Group, Inc. (a)(h)	1,037,100	19,850
		101,901
Electrical Equipment - 1.5%
Alstom SA	1,037,098	31,453
AMETEK, Inc.	1,095,219	46,109
Emerson Electric Co.	2,648,663	123,401
Regal-Beloit Corp.	451,522	23,014
		223,977
Industrial Conglomerates - 2.2%
General Electric Co.	19,079,878	341,721
Machinery - 1.8%
Cummins, Inc.	2,035,170	179,136
Fanuc Corp.	53,200	8,143
Ingersoll-Rand PLC	3,018,111	91,962
		279,241
Professional Services - 1.4%
IHS, Inc. Class A (a)	186,000	16,026
Manpower, Inc.	1,757,020	62,813
Qualicorp SA	1,025,400	9,218
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Robert Half International, Inc.	2,811,503	$ 80,015
Towers Watson & Co.	725,287	43,466
		211,538
Road & Rail - 0.0%
Localiza Rent A Car SA	94,400	1,297
TOTAL INDUSTRIALS		1,725,703
INFORMATION TECHNOLOGY - 22.2%
Communications Equipment - 3.0%
Cisco Systems, Inc.	11,628,456	210,242
Motorola Solutions, Inc.	4,906,627	227,128
Polycom, Inc. (a)	1,147,469	18,704
		456,074
Computers & Peripherals - 6.7%
Apple, Inc. (a)	2,159,359	874,538
EMC Corp. (a)	4,862,056	104,729
SanDisk Corp. (a)	1,158,300	57,000
		1,036,267
Electronic Equipment & Components - 0.3%
Arrow Electronics, Inc. (a)	1,147,570	42,931
Internet Software & Services - 4.4%
Baidu.com, Inc. sponsored ADR (a)	523,200	60,937
Cornerstone OnDemand, Inc. (d)	1,295,700	23,634
eBay, Inc. (a)	4,540,700	137,719
Google, Inc. Class A (a)	617,300	398,714
Mail.ru Group Ltd.:
GDR (a)(e)	40,300	1,048
GDR (Reg. S) (a)	557,400	14,492
NIC, Inc.	373,800	4,975
Rackspace Hosting, Inc. (a)	221,800	9,540
Saba Software, Inc. (a)	238,000	1,878
VeriSign, Inc.	283,700	10,134
Yandex NV	565,500	11,140
		674,211
IT Services - 2.6%
Cardtronics, Inc. (a)	58,800	1,591
Cognizant Technology Solutions Corp. Class A (a)	4,159,675	267,509
Fidelity National Information Services, Inc.	1,577,578	41,948
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fiserv, Inc. (a)	589,557	$ 34,631
MasterCard, Inc. Class A	82,000	30,571
Paychex, Inc.	732,000	22,041
		398,291
Semiconductors & Semiconductor Equipment - 2.7%
ASML Holding NV	2,024,901	84,621
Avago Technologies Ltd.	1,132,788	32,692
Broadcom Corp. Class A	1,698,193	49,859
Freescale Semiconductor Holdings I Ltd.	1,160,126	14,676
KLA-Tencor Corp.	1,283,922	61,949
Marvell Technology Group Ltd. (a)	3,940,400	54,575
NVIDIA Corp. (a)	3,746,918	51,932
NXP Semiconductors NV (a)	1,892,700	29,091
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,437,035	31,462
		410,857
Software - 2.5%
Aspen Technology, Inc. (a)	899,400	15,605
Autodesk, Inc. (a)	1,540,200	46,714
Citrix Systems, Inc. (a)	938,300	56,974
Jive Software, Inc.	260,573	4,169
Kenexa Corp. (a)	314,500	8,397
MICROS Systems, Inc. (a)	33,700	1,570
Nexon Co. Ltd.	374,700	5,389
Red Hat, Inc. (a)	942,357	38,910
salesforce.com, Inc. (a)	1,423,179	144,396
Taleo Corp. Class A (a)	568,900	22,011
VMware, Inc. Class A (a)	403,015	33,527
Zynga, Inc.	414,100	3,897
		381,559
TOTAL INFORMATION TECHNOLOGY		3,400,190
MATERIALS - 3.5%
Chemicals - 1.8%
Albemarle Corp.	460,207	23,705
Celanese Corp. Class A	960,900	42,539
CF Industries Holdings, Inc.	353,200	51,207
LyondellBasell Industries NV Class A	1,147,400	37,279
Praxair, Inc.	347,532	37,151
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Solutia, Inc.	99,500	$ 1,719
W.R. Grace & Co. (a)	1,614,405	74,133
		267,733
Metals & Mining - 1.7%
AngloGold Ashanti Ltd. sponsored ADR	369,779	15,697
Barrick Gold Corp.	540,700	24,502
Goldcorp, Inc.	532,801	23,653
Ivanhoe Mines Ltd. (a)	2,153,380	38,251
Kinross Gold Corp.	2,019,375	23,061
Newcrest Mining Ltd.	803,945	24,336
Newmont Mining Corp.	1,067,000	64,031
Reliance Steel & Aluminum Co.	549,300	26,745
Royal Gold, Inc.	347,700	23,445
		263,721
TOTAL MATERIALS		531,454
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.0%
inContact, Inc. (a)	363,600	1,611
Wireless Telecommunication Services - 1.8%
American Tower Corp. Class A	3,136,661	188,231
SBA Communications Corp. Class A (a)	1,900,763	81,657
		269,888
TOTAL TELECOMMUNICATION SERVICES		271,499
UTILITIES - 1.0%
Electric Utilities - 1.0%
Edison International	1,403,378	58,100
NextEra Energy, Inc.	1,435,400	87,387
		145,487
TOTAL COMMON STOCKS (Cost $14,116,988)		14,988,395
Nonconvertible Preferred Stocks - 0.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Volkswagen AG (Cost $47,109)	251,400	$ 37,666
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.11% (b)	476,060,801	476,061
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	174,697,275	174,697
TOTAL MONEY MARKET FUNDS (Cost $650,758)		650,758
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $14,814,855)		15,676,819
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(345,987)
NET ASSETS - 100%		$ 15,330,832
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,048,000 or 0.0% of net assets.

(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $38,753,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Rialto Real Estate Fund LP	2/24/11 - 6/22/11	$ 41,200
(h) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 327
Fidelity Securities Lending Cash Central Fund	11,108
Total	$ 11,435
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Applied Materials, Inc.	$ 1,033,881	$ -	$ 809,094	$ 6,755	$ -
Brookdale Senior Living, Inc.	301,255	-	144,377	-	-
D.R. Horton, Inc.	186,271	-	88,273	1,471	-
eAccess Ltd.	87,922	37,724	63,273	552	-
Eagle Materials, Inc.	81,820	-	46,779	457	-
EnerSys	107,178	-	54,606	-	-
Equifax, Inc.	290,802	-	262,158	1,038	-
Greatbatch, Inc.	61,342	-	46,980	-	-
Integra LifeSciences Holdings Corp.	71,130	-	36,016	-	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
KB Home	$ 50,855	$ -	$ 25,102	$ 511	$ -
MYR Group, Inc.	24,807	-	-	-	19,850
Peak Sport Products Co. Ltd.	40,201	52,998	19,963	2,127	-
PT Lippo Karawaci Tbk	86,026	10,081	41,282	549	-
Rialto Real Estate Fund LP	19,805	25,513	8,805	719	38,753
Terreno Realty Corp.	17,230	-	12,684	274	-
The St. Joe Co.	171,830	37,508	123,900	-	-
Toll Brothers, Inc.	254,105	-	144,559	-	-
United Natural Foods, Inc.	200,226	-	160,813	-	-
Total	$ 3,086,686	$ 163,824	$ 2,088,664	$ 14,453	$ 58,603
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,063,247	$ 2,063,247	$ -	$ -
Consumer Staples	1,431,851	1,399,417	32,434	-
Energy	1,984,526	1,984,526	-	-
Financials*	1,901,695	1,846,784	16,158	38,753
Health Care	1,570,409	1,570,409	-	-
Industrials	1,725,703	1,725,703	-	-
Information Technology	3,400,190	3,400,190	-	-
Materials	531,454	531,454	-	-
Telecommunication Services	271,499	271,499	-	-
Utilities	145,487	145,487	-	-
Money Market Funds	650,758	650,758	-	-
Total Investments in Securities:	$ 15,676,819	$ 15,589,474	$ 48,592	$ 38,753
* The Fund has an unfunded commitment of $12,764 outstanding as of period end.
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 19,805
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	2,240
Cost of Purchases	25,513
Proceeds of Sales	(8,805)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 38,753
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ 2,240

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $14,834,433,000. Net unrealized appreciation aggregated $842,386,000, of which $1,836,982,000 related to appreciated investment securities and $994,596,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 28, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 28, 2012